Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2016
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
VIRTUS REAL ESTATE SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Real Estate Securities Fund
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Real Estate Securities Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -2.02%.

Investors should retain this supplement with the

Prospectuses for future reference.

VIRTUS REAL ESTATE SECURITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRAX
VIRTUS REAL ESTATE SECURITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRBX
VIRTUS REAL ESTATE SECURITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRCX
VIRTUS REAL ESTATE SECURITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRIX
VIRTUS REAL ESTATE SECURITIES FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRREX